Average Annual Total Returns - FidelityAdvisorValueStrategiesFund-KPRO - FidelityAdvisorValueStrategiesFund-KPRO - Fidelity Advisor Value Strategies Fund	Jan. 28, 2023
Fidelity Value Strategies Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(7.26%)
Past 5 years	8.37%
Past 10 years	10.44%
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%